Issued Capital - Schedule of Warrants and Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Share-based compensation	$ 1,268	$ 1,268
Warrant Reserves [Member]
Number of Warrants, Outstanding, Beginning balance	4,430	6,352	7,076
Number of Warrants, Common shares issued upon exercise of warrants		$ (1,922)	$ (724)
Share-based compensation	$ 1,268
Reserve for Share Options
Number of Warrants, Outstanding, Beginning balance	1,058
Common shares issued upon exercise of options		$ (210)
Reserves
Number of Warrants, Outstanding, Beginning balance	5,488	6,352	7,076
Number of Warrants, Common shares issued upon exercise of warrants		$ (1,922)	$ (724)
Common shares issued upon exercise of options		(210)
Share-based compensation		$ 1,268